Investments in Joint Agreements - Information about Joint venture production exploration (Parenthetical) (Detail) - Total Austral S.A. and Pan American Energy LLC [member]	Aug. 11, 2023
Aguada Pichana Oeste (APO) [member]
Disclosure of joint operations [line items]
Percentage increase in ownership interest in joint operation	10.00%
Aguada Pichana Este [Member]
Disclosure of joint operations [line items]
Percentage decrease in ownership interest in joint operation	5.60%